Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000084895
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Toews Hedged U.S. Fund
C000084896
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Toews Hedged Opportunity Fund
C000103841
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Toews Managed Risk Equity Fund
C000084894
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Toews Tactical Income Fund
C000127804
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Toews Unconstrained Income Fund
Without Sales Load [Member] | C000084895
Average Annual Return [Line Items]
Average Annual Return, Percent	22.28%	4.71%	8.38%
Without Sales Load [Member] | C000084896
Average Annual Return [Line Items]
Average Annual Return, Percent	23.96%	(1.05%)	4.29%
Without Sales Load [Member] | C000103841
Average Annual Return [Line Items]
Average Annual Return, Percent	15.34%	0.93%	6.20%
Without Sales Load [Member] | C000084894
Average Annual Return [Line Items]
Average Annual Return, Percent	5.89%	1.76%	2.90%
Without Sales Load [Member] | C000127804
Average Annual Return [Line Items]
Average Annual Return, Percent	4.47%	1.47%	1.94%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.05%	13.14%	15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.05%	13.14%	15.26%
CBOE S&P 500 BUYWRITE INDEX - BXM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Average Annual Return, Percent	17.52%	8.56%	7.65%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent	8.83%	4.38%	5.83%
Morningstar US Core Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond TR USD Index
Average Annual Return, Percent	4.05%	0.15%	1.64%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	41.22%	15.54%	21.36%
Morningstar US Small Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap TR USD
Average Annual Return, Percent	31.78%	5.68%	10.22%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	29.16%	11.29%	12.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.05%	13.14%	15.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
Morningstar US Core Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond TR USD Index
Average Annual Return, Percent	4.05%	0.15%	1.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%